Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2014
Accounts receivable, net
Schedule of accounts receivable, net
	As of December 31,
	2013	2014
	RMB	RMB	US$
Accounts receivable	108,650	176,273	28,410
Less: allowance for doubtful accounts	(8,758)	(10,869)	(1,752)

	99,892	165,404	26,658

Schedule of movements in the allowance for doubtful accounts
	Years ended December 31,
	2013	2014
	RMB	RMB	US$
Balance at beginning of the year	2,022	8,758	1,412
Additions	7,038	2,199	354
Write-offs	(302)	(88)	(14)

Balance at end of the year	8,758	10,869	1,752